UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
June 13, 2019 to July 12, 2019

Commission File Number of issuing entity: 333-193376-22
Central Index Key Number of issuing entity: 0001648195

COMM 2015-CCRE25 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-193376
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053
Argentic Real Estate Finance LLC (formerly known as
Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 47-4777100
Upper Tier Remic 47-4838143
Grantor Trust 47-7237141
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class ASB           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable
Class D             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on
Form 10-D filed by the Registrant on July 22, 2019 (the "Original 10-D").  The
purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to monthly distribution amounts resulting from underpayments to the Class E Certificateholders, Class F
Certificateholders, and Class G Certificateholders.

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  July 12, 2019 a distribution was made to holders of the
certificates issued by COMM 2015-CCRE25 Mortgage Trust.  The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from June 13, 2019 to July 12, 2019 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2015-CCRE25 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 13, 2019.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2019.  The
CIK number of GACC is 0001541294.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 11, 2019.  The CIK number for CCRE is 0001558761.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real
Estate Finance LLC) ("Argentic"), one of the sponsors and
mortgage loan sellers, filed a Form ABS-15G pursuant
to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 13, 2019.  The CIK number of Argentic is 0001624053.

KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant
to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 13, 2019.  The CIK number of KeyBank is 0001089877.

Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 11, 2019.  The CIK number of Ladder is 0001541468.

Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
The Heartland Industrial Portfolio constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
Based on the information provided by the Heartland Industrial Portfolio borrower, the unaudited net operating income of the significant obligor was $5,281,719.00, a year-to-date figure for the
period of January 1, 2019 through March 31, 2019.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D/A:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by COMM 2015-CCRE25 Mortgage Trust,
         relating to the July 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President

/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    July 25, 2019